SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 99.8%
Australia — 4.5%
4,388	Ampol Ltd.	$99,324
11,088	Lynas Rare Earths Ltd.*	139,131
9,145	Paladin Energy Ltd.*	59,647
4,916	PLS Group Ltd.*	17,227
18,861	Westgold Resources Ltd.	62,572
		377,901
Austria — 1.1%
114	AT&S Austria Technologie & Systemtechnik AG*	27,551
319	BAWAG Group AG(a)	63,955
		91,506
Belgium — 2.1%
13	Lotus Bakeries NV	172,423

Canada — 0.9%
8,200	Capstone Copper Corp.*	75,336

China — 5.4%
11,300	Anhui Yingliu Electromechanical Co. Ltd., Class A	101,183
7,600	Hubei Dinglong Co. Ltd., Class A	119,365
11,100	Neway Valve Suzhou Co. Ltd., Class A	82,634
5,800	Sieyuan Electric Co. Ltd., Class A	148,459
		451,641
Denmark — 0.6%
1,228	ALK-Abello A/S	45,932

France — 3.8%
761	Exosens SAS	49,705
878	Gaztransport Et Technigaz SA	186,069
2,094	Technip Energies NV	79,156
		314,930
Germany — 4.0%
712	CTS Eventim AG & Co. KGaA	41,587
1,918	Freenet AG	49,439
613	RENK Group AG	29,590
15,113	Tonies SE, Class A*	218,267
		338,883
Greece — 0.6%
4,901	Piraeus Bank SA	51,014

India — 6.3%
23,991	Aditya Birla Capital Ltd.*	99,520

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
3,179	GE Vernova T&D India Ltd.	$166,755
6,459	Phoenix Mills Ltd. (The)	133,204
23,273	Varun Beverages Ltd.	125,121
		524,600
Italy — 1.5%
1,967	Lottomatica Group SpA	54,574
1,039	SOL SpA	69,099
		123,673
Ivory Coast — 1.1%
1,900	Endeavour Mining Plc	95,265

Japan — 24.1%
6,000	Anritsu Corp.	165,075
6,200	Asics Corp.	168,632
4,600	Food & Life Cos. Ltd.	138,746
500	Ibiden Co. Ltd.	75,491
6,700	IHI Corp.	113,118
2,200	Japan Steel Works Ltd. (The)	105,372
2,800	Kokusai Electric Corp.	192,430
445	Mitsui Kinzoku Co. Ltd.	119,077
900	Modec, Inc.	51,701
3,500	Nitto Boseki Co. Ltd.	94,662
1,300	Resonac Holdings Corp.	144,610
4,600	SKY Perfect JSAT Corp.	76,691
6,800	SUMCO Corp.	172,438
851	Taiyo Yuden Co. Ltd.	108,209
1,300	Union Tool Co.	184,097
10,300	Yokohama Financial Group, Inc.	110,925
		2,021,274
Korea — 2.8%
74	Samyang Foods Co. Ltd.	53,868
2,530	VM, Inc.*	183,985
		237,853
Netherlands — 1.7%
5,587	CTP NV(a)	101,964
452	IMCD NV	40,871
		142,835
New Zealand — 1.3%
1,380	Fisher & Paykel Healthcare Corp. Ltd.	30,656
9,200	Infratil Ltd.	80,704
		111,360
Norway — 3.7%
2,181	Aker BP ASA	66,541
2,883	Nordic Semiconductor ASA*	53,289

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
4,390	SpareBank 1 SMN	$83,398
5,507	Veidekke ASA	105,557
		308,785
Philippines — 3.3%
19,150	International Container Terminal Services, Inc.	278,655

Portugal — 1.3%
24,724	REN - Redes Energeticas Nacionais SGPS SA	106,540

Singapore — 1.0%
10,100	AEM Holdings Ltd.	83,626

Spain — 3.8%
3,975	ATALAYA MINING COPPER SA	43,158
3,380	CIE Automotive SA	103,068
8,096	Merlin Properties Socimi SA, REIT	142,054
1,397	Solaria Energia y Medio Ambiente SA*	31,760
		320,040
Sweden — 1.5%
10,037	Asker Healthcare Group AB	81,516
289	Camurus AB*	16,852
2,167	Sweco AB, Class B	28,433
		126,801
Switzerland — 0.4%
214	Sulzer AG	35,530

Taiwan — 8.7%
319	ASPEED Technology, Inc.	168,323
1,859	Chroma ATE, Inc.	129,188
1,821	Lotes Co. Ltd.	122,818
15,879	Pan Jit International, Inc.	92,639
507	Universal Microwave Technology, Inc.	21,844
9,641	Zhen Ding Technology Holding Ltd.	194,196
		729,008
Thailand — 3.0%
30,100	Central Pattana Public Co. Ltd. - FOR	60,993
340	Fabrinet*	191,107
		252,100
United Kingdom — 11.3%
10,623	Beazley Plc	181,285
11,388	Ceres Power Holdings Plc*	77,241
2,590	Cranswick Plc	188,747
661	Diploma Plc	62,479

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
9,731	Howden Joinery Group Plc	$108,179
16,073	OSB Group Plc	110,633
25,169	SigmaRoc Plc*	42,713
2,094	Softcat Plc	50,995
14,787	Volution Group Plc	120,076
		942,348
Total Common Stocks		8,359,859
(Cost $6,350,109)
Investment Company — 1.6%
132,534	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	132,534
Total Investment Company		132,534
(Cost $132,534)
Total Investments		$8,492,393
(Cost $6,482,643) — 101.4%
Liabilities in excess of other assets — (1.4)%		(115,405)
NET ASSETS — 100.0%		$8,376,988

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust
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